Land Use Right, Net - Summary of Land Use Right (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Land Use Right [Abstract]
Land use right	¥ 13,655
Less: Accumulated amortization	(91)
Land use right, net	¥ 13,564